Derivative Instruments (Summary Of Notional Amounts For Foreign Currency Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	$ 33,219	$ 49,177
Notional amount for foreign currency derivatives not designated as hedging instruments	71,353	77,072
Australian Dollar [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	4,078	2,788
Notional amount for foreign currency derivatives not designated as hedging instruments	8,138	3,846
Canadian Dollar [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	14,158	7,694
Chinese Yuan [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	2,777	1,167
Israeli Shekel [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	3,773	2,105
Russian Ruble [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments	8,433	6,206
British Pound [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments		7,188
Notional amount for foreign currency derivatives not designated as hedging instruments	7,950	18,724
Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives designated as hedging instruments		22,029
Notional amount for foreign currency derivatives not designated as hedging instruments	40,397	43,600
Danish Krone [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	891	2,126
Norwegian Krone [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	1,073	2,013
Swedish Krona [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	446	2,058
South Korean Won [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	2,193
Brazil Real [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	3,826	4,705
Japanese Yen [Member]
Derivatives, Fair Value [Line Items]
Notional amount for foreign currency derivatives not designated as hedging instruments	$ 6,439